Other Expenses	12 Months Ended
Dec. 31, 2020
Other Expenses
Other Expenses
10.	Other Expenses
Other expenses consist of the following:

In € thousand	2020	2019
Foreign currency losses	107	56
Miscellaneous other items	23	2
Total other expenses	130	58